RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of Amount due:

	As of December 31,
	2020	2021
	RMB	RMB
Amount due from related parties:
Xiaomi Communication (a)	830,871	286,341
Yunding (b)	2,064	2,330
Gongqingcheng Yunding (c)	22,500	2,500
Youpin Information (a)	2,278	885
Others	2,500	3,558
Total	860,213	295,614

	As of December 31,
	2020	2021
	RMB	RMB
Amount due to related parties, current:
Hefei Jingyu (d)	—	48,052
Xiaomi Technology(e)	10,293	1,562
Others	892	509
Total	11,185	50,123

Schedule of transactions:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Sales to related parties:
Xiaomi Communication	4,271,135	4,447,957	3,340,857
Xiaomi Youpin	—	—	9,175
Xiaomi Information	9,870	—	—
Others	—	1,800	—
Total	4,281,005	4,449,757	3,350,032

Schedule of others:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Others:
Hefei Jingyu (d)	—	—	146,847
Purchase from related parties (f)	12,183	12,000	—
(a)	The amount due from Xiaomi represents receivables from the sales of products and services, which includes an unbilled amount of RMB80,675 and RMB64,129 as of December 31, 2020 and 2021, respectively.
(b)	The amount due from Yunding represents prepayment for the purchase of Yunding’ products.
(c)	In December 2020, the Group sold 26.7% equity interest in Yunding for a cash consideration of RMB22,500 to Gongqingcheng Yunding, of which RMB20,000 has been received in January 2021.
(d)	Hefei Jingyu is a subsidiary of Jiangsu Yitong, where the Group can exercise significant influence. During 2021, the Group purchased some raw material from Hefei Jingyu with total transaction amount of RMB146,847.
(e)	The amounts due to Xiaomi Technology represent the payable for the cloud service received by the Group.
(f)	During 2019, purchase from related parties mainly included the intangible assets purchased from Hefei Huaheng which amounted to RMB11,321. During 2020, the Group made a prepayment of RMB12,000 to purchase a building owned by Hefei Yizhi. The Group obtained the building and started to use it as its office in 2021.